Intangible Assets - Schedule of Intangible Assets (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R 19	R 33